AVAILABLE-FOR-SALE FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets available-for-sale, category [member]
AVAILABLE-FOR-SALE FINANCIAL ASSETS (Tables) [Line Items]
Disclosure of Available-For-Sale Financial Assets [text block]
31 December 2017	The Group £m	The Bank £m
Debt securities:
Government securities	34,708	34,571
Bank and building society certificates of deposit	167	167
Asset-backed securities:
Mortgage-backed securities	1,156	1,129
Other asset-backed securities	255	65
Corporate and other debt securities	4,615	5,871
	40,901	41,803
Equity shares	816	763
Total available-for-sale financial assets	41,717	42,566